ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	1.9%
AGNC Investment Corp.		270,298	$4,216,649
TOTAL COMMON STOCKS (Cost $3,752,581)			4,216,649

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	87.5%
PRIVATE	67.8%
Home Equity	67.8%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5 (Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor)(a) 0.84%, 01/25/36		$3,550,000	$3,503,115
Bella Vista Mortgage Trust Series 2004-1 (Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor, 11.25% Cap)(a) 0.85%, 11/20/34		310,055	317,579
Boeing (The) Co. 5.81%, 05/01/50		5,500,000	7,579,798
Boeing (The) Co. 5.93%, 05/01/60		1,475,000	2,092,426
Business Jet Securities LLC Series 2018-2(b) 6.66%, 06/15/33		1,581,655	1,587,553
Business Jet Securities LLC Series 2019-1(b) 4.21%, 07/15/34		1,757,337	1,794,407
Business Jet Securities LLC Series 2019-1(b) 5.19%, 07/15/34		791,282	795,852
Catamaran CLO Ltd. Series 2015-1A (Floating, ICE LIBOR USD 3M + 5.15%, 5.15% Floor)(a)(b) 5.37%, 04/22/27		2,150,000	1,908,057
Chase Funding Trust Series 2003-3 (Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor)(a) 0.69%, 04/25/33		280,355	270,944
Chase Funding Trust Series 2004-2 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(a) 0.65%, 02/26/35		1,531,944	1,472,988
CHL GMSR Issuer Trust Series 2018-GT1 (Floating, ICE LIBOR USD 1M + 2.75%)(a)(b) 2.90%, 05/25/23		1,975,000	1,945,792
Conseco Finance Corp. Series 1998-8(c)(d) 6.98%, 09/01/30		3,281,747	3,060,463
Countrywide Asset-Backed Certificates Series 2006-S3 (Step to 6.61% on 02/25/21)(e) 6.45%, 06/25/21		2,030	407,810
CSMC Note Series 2020-522F 5.65%, 09/22/22		13,114,056	13,114,056
CSMC Series 2020-522F (Floating, ICE LIBOR USD 1M + 3.74%, 4.14% Floor)(a)(b) 4.14%, 09/16/25		20,000,000	20,083,526

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CSMC Series 2020-TMIC (Floating, ICE LIBOR USD 1M + 3.00%, 3.25% Floor)(a)(b) 3.25%, 12/15/35		$7,670,000	$7,699,124
CSMC Series 2020-TMIC (Floating, ICE LIBOR USD 1M + 5.00%, 5.25% Floor)(a)(b) 5.25%, 12/15/35		2,560,000	2,564,963
CSMC Trust Series 2020-LOTS (Floating, ICE LIBOR USD 1M + 3.97%, 4.73% Floor)(a)(b) 4.72%, 07/15/22		6,825,000	6,848,092
CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 07/25/27		272,073	163,271
CWHEQ Home Equity Loan Trust Series 2006-S5 5.75%, 06/25/35		4,407	1,245,559
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1 (Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor)(a) 0.84%, 10/25/35		315,263	280,556
GS Mortgage-Backed Securities Corp. Trust 2019-PJ3(b)(c)(d)(f) 0.22%, 03/25/50		142,886,490	214,330
Hertz Vehicle Financing II LP Series 2015-3A(b) 2.67%, 09/25/21		432,370	432,790
Hertz Vehicle Financing II LP Series 2015-3A(b) 3.71%, 09/25/21		3,000,000	3,005,133
Hertz Vehicle Financing II LP Series 2016-2A(b) 3.94%, 03/25/22		3,000,000	3,006,696
Hertz Vehicle Financing II LP Series 2017-1A(b) 2.96%, 10/25/21		285,076	285,369
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A (Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor)(a) 0.60%, 04/25/37		10,000,000	4,349,015
Home Equity Mortgage Trust Series 2005-3 (Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor)(a) 1.23%, 11/25/35		14,232	14,217
Horizon Aircraft Finance I Ltd. Series 2018-1(b) 4.46%, 12/15/38		3,550,537	3,429,548
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.44% Floor)(a) 0.59%, 12/25/38		1,284,595	866,700
Jamestown CLO XI Ltd. Series 2018-11A (Floating, ICE LIBOR USD 3M + 1.70%)(a)(b) 1.93%, 07/14/31		3,000,000	2,952,359
JP Morgan Resecuritization Trust Series 2009-7(b)(c)(d) 7.00%, 09/27/37		9,698,142	6,161,988
LCM XXIII Ltd. Series 23A (Floating, ICE LIBOR USD 3M + 3.30%, 3.30% Floor)(a)(b) 3.52%, 10/20/29		1,110,000	1,033,133
Lehman Mortgage Trust Series 2008-4 (Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(a) 0.53%, 01/25/37		6,568,158	1,343,381

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Midocean Credit CLO IX Series 2018-9A (Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor)(a)(b) 1.97%, 07/20/31		$2,500,000	$2,493,108
Mileage Plus Holdings LLC(b) 6.50%, 06/20/27		5,000,000	5,375,000
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3 (Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor)(a) 1.23%, 03/25/33		49,094	48,401
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE9 (Floating, ICE LIBOR USD 1M + 0.89%, 0.89% Floor)(a) 1.03%, 11/25/34		1,952,999	1,872,185
Nationstar HECM Loan Trust Series 2020-1A(b)(c)(d) 2.82%, 09/25/30		1,000,000	1,004,596
New Residential Investment Corp.(b) 6.25%, 10/15/25		7,000,000	7,035,000
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1(g) 5.82%, 03/25/47		828,175	861,978
NP SPE II LLC Series 2019-2A(b) 6.44%, 11/19/49		2,842,420	2,948,190
NRZ FHT Excess LLC Series 2020-FHT1(b) 4.21%, 11/25/25		4,793,204	4,799,956
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(a)(f) 5.75%, 07/25/36		11,977,489	2,644,410
Start Ltd. Series 2018-1(b) 4.09%, 05/15/43		2,165,106	2,106,425
TBW Mortgage-Backed Trust Series 2006-5 6.20%, 11/25/36		9,215,000	2,090,149
Venture 32 CLO Ltd. Series 2018-32A (Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor)(a)(b) 1.32%, 07/18/31		2,000,000	1,986,998
Venture XXVII CLO Ltd. Series 2017-27A (Floating, ICE LIBOR USD 3M + 1.30%)(a)(b) 1.52%, 07/20/30		3,145,000	3,133,389
Vericrest Opportunity Loan Trust Series 2019-NPL2(b)(g) 3.97%, 02/25/49		1,090,917	1,093,373
Vibrant CLO VI Ltd. Series 2017-6A (Floating, ICE LIBOR USD 3M + 1.24%)(a)(b) 1.48%, 06/20/29		3,000,000	2,999,996
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2 (Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor, 10.50% Cap)(a) 0.85%, 01/25/45		143,288	139,800
Wellfleet CLO Ltd. Series 2018-2 (Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor)(a)(b) 1.42%, 10/20/31		1,000,000	994,988
			149,458,532
U.S. GOVERNMENT AGENCIES	14.6%
Fannie Mae REMICS Series 2017-4(f) 3.50%, 05/25/41		2,376,826	83,654

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Freddie Mac REMICS(f) 3.50%, 05/15/40		$3,207,386	$70,477
Government National Mortgage Association Series 2016-116(f) 3.50%, 11/20/44		14,570,740	1,435,186
Government National Mortgage Association Series 2016-60(f) 3.50%, 05/20/46		6,507,421	1,007,646
Government National Mortgage Association Series 2017-117 (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap)(a)(f) 6.05%, 08/20/47		4,105,671	833,835
Government National Mortgage Association Series 2017-68 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(a)(f) 6.00%, 05/20/47		12,989,009	2,633,094
Government National Mortgage Association Series 2019-112(f) 3.50%, 04/20/49		612,052	34,771
Government National Mortgage Association Series 2019-112(f) 3.50%, 09/20/49		1,919,742	127,955
Government National Mortgage Association Series 2019-121 (Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap)(a)(f) 5.90%, 10/20/49		12,600,892	1,789,290
Government National Mortgage Association Series 2019-128(f) 4.00%, 10/20/49		22,296,409	2,240,426
Government National Mortgage Association Series 2019-145(f) 3.50%, 08/20/49		14,999,363	651,727
Government National Mortgage Association Series 2019-151(f) 3.00%, 12/20/49		19,514,390	1,988,290
Government National Mortgage Association Series 2019-156(c)(d)(f) 0.76%, 11/16/61		12,814,495	932,005
Government National Mortgage Association Series 2019-81(c)(d)(f) 0.92%, 02/16/61		22,267,515	1,727,129
Government National Mortgage Association Series 2020-104(f) 3.00%, 07/20/50		11,008,796	1,300,000
Government National Mortgage Association Series 2020-105(c)(d)(f) 0.98%, 03/16/62		42,656,297	3,552,318
Government National Mortgage Association Series 2020-107(f) 3.00%, 07/20/50		3,483,620	452,026
Government National Mortgage Association Series 2020-123(f) 2.50%, 08/20/50		28,369,339	3,694,040
Government National Mortgage Association Series 2020-133(f) 2.50%, 09/20/50		11,193,092	1,212,122
Government National Mortgage Association Series 2020-167(f) 2.50%, 11/20/50		17,065,371	1,957,884
Government National Mortgage Association Series 2020-176(f) 2.00%, 11/20/50		25,934,718	1,922,823
Government National Mortgage Association Series 2020-176(f) 2.50%, 11/20/50		11,227,050	987,062
Government National Mortgage Association Series 2020-47(f) 3.50%, 04/20/50		8,247,157	307,493

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2020-62 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(a)(f) 6.00%, 05/20/50		$4,871,360	$1,051,401
Government National Mortgage Association Series 2020-93(f) 3.00%, 04/20/50		4,137,422	203,826
			32,196,480
U.S. TREASURY OBLIGATIONS	5.1%
U.S. Treasury Bond 1.38%, 08/15/50		12,000,000	11,238,750
TOTAL MORTGAGE-BACKED SECURITIES (Cost $193,186,673)			192,893,762
MUNICIPAL BONDS	6.3%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		10,027,397	7,683,493
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Capital Appreciation Restructured Series 0.00%, 07/01/51		27,409,000	6,103,162
TOTAL MUNICIPAL BONDS (Cost $12,567,952)			13,786,655

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.8%
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(h)		6,169,876	6,169,876
TOTAL SHORT-TERM INVESTMENTS (Cost $6,169,876)			6,169,876
TOTAL INVESTMENTS (Cost $215,677,082)	98.5%		217,066,942
NET OTHER ASSETS (LIABILITIES)	1.5%		3,324,607
NET ASSETS	100.0%		$220,391,549

(a)Floating rate security. The rate presented is the rate in effect at December 31, 2020, and the related index and spread are shown parenthetically for each security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Variable rate security. Rate as of December 31, 2020 is disclosed.
(d)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)Step coupon bond. Rate as of December 31, 2020 is disclosed.
(f)Interest only security
(g)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(h)7-day current yield as of December 31, 2020 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation